Note 8 - Administrative Expenses - Components of Administrative Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Investor relations			$ 364	$ 492
Audit fee			182	211
Advisory services fees			1,289	4,104
Listing fees			441	677
Directors fees – Company			511	480
Directors fees – Blanket			53	42
Employee costs			5,592	4,262
Employee costs – settlements group			114	0
Other office administration cost			196	267
Information technology and communication cost – Group related			206	203
Management liability insurance			679	676
Travel costs			602	476
Administrative expenses, total	$ 3,954	$ 2,889	$ 10,229	$ 11,890